Intangible Assets - Narrative (Details) - BG Group Plc $ in Millions	Dec. 31, 2019 USD ($)
Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 4,897
Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,967
Downstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,609